UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.6%
-----------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--23.7%
-----------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--12.1%
California Pizza Kitchen, Inc. 1                                                       200,000      $  5,454,000
-----------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc. (The) 1                                                       400,000        13,892,000
-----------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                      130,000         8,541,000
-----------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A 1                                                     220,000        10,227,800
-----------------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                              263,400         8,341,878
-----------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                                      265,000        15,629,700
-----------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. 1                                                           206,100         7,522,650
-----------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                        702,200        18,910,246
-----------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                                 389,250        10,910,678
-----------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A 1                                                         115,400         4,010,150
                                                                                                    -------------
                                                                                                     103,440,102
-----------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.3%
Hovnanian Enterprises, Inc., Cl. A 1                                                   200,000        13,040,000
-----------------------------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                                                 180,000        14,310,000
-----------------------------------------------------------------------------------------------------------------
WCI Communities, Inc. 1                                                                280,000         8,968,400
                                                                                                    -------------
                                                                                                      36,318,400
-----------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
Coldwater Creek, Inc. 1                                                                434,250        10,817,168
-----------------------------------------------------------------------------------------------------------------
GSI Commerce, Inc. 1                                                                   253,100         4,239,425
                                                                                                    -------------
                                                                                                      15,056,593
-----------------------------------------------------------------------------------------------------------------
MEDIA--2.4%
Central European Media Enterprises Ltd., Cl. A 1                                       196,600         9,511,508
-----------------------------------------------------------------------------------------------------------------
Imax Corp. 1                                                                           650,000         6,461,000
-----------------------------------------------------------------------------------------------------------------
Morningstar, Inc. 1                                                                    164,800         4,639,120
                                                                                                    -------------
                                                                                                      20,611,628
-----------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Children's Place Retail Stores, Inc. 1                                                 183,800         8,577,946
-----------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1                                                                      91,400         2,280,430
-----------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                          50,600         1,474,990
                                                                                                    -------------
                                                                                                      12,333,366
-----------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Quicksilver, Inc. 1                                                                    920,000        14,701,600

ENERGY--2.2%
-----------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Patterson-UTI Energy, Inc.                                                             164,500         4,578,035
-----------------------------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                                         165,900         4,258,653
                                                                                                    -------------
                                                                                                       8,836,688
-----------------------------------------------------------------------------------------------------------------
OIL & GAS--1.2%
Alliance Resource Partners LP                                                           72,600         5,372,400
-----------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                  173,600         4,669,840
                                                                                                    -------------
                                                                                                      10,042,240


1               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
FINANCIALS--6.7%
-----------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
National Financial Partners Corp.                                                      107,000      $  4,187,980
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
First Niagara Financial Group, Inc.                                                    418,200         6,097,356
-----------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc.                                                                   108,700         3,845,806
-----------------------------------------------------------------------------------------------------------------
Signature Bank 1                                                                       203,500         4,965,400
-----------------------------------------------------------------------------------------------------------------
Vineyard National Bancorp Co.                                                           66,270         2,091,481
-----------------------------------------------------------------------------------------------------------------
Westcorp                                                                               149,500         7,836,790
                                                                                                    -------------
                                                                                                      24,836,833
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Investors Financial Services Corp.                                                     108,500         4,103,470
-----------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.8%
CB Richard Ellis Group, Inc., Cl. A 1                                                  220,000         9,649,200
-----------------------------------------------------------------------------------------------------------------
KKR Financial Corp. 1                                                                  266,100         6,652,500
-----------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp.                                                             265,500         8,004,825
                                                                                                    -------------
                                                                                                      24,306,525

HEALTH CARE--20.9%
-----------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Martek Biosciences Corp. 1                                                             154,764         5,873,294
-----------------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1                                                                         360,500         3,911,425
-----------------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                                                        75,470           696,022
                                                                                                    -------------
                                                                                                      10,480,741
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.0%
ArthroCare Corp. 1                                                                     187,800         6,561,732
-----------------------------------------------------------------------------------------------------------------
Cytyc Corp. 1                                                                          320,600         7,072,436
-----------------------------------------------------------------------------------------------------------------
Foxhollow Technologies, Inc. 1                                                         220,000         8,419,400
-----------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                      137,120         4,967,858
-----------------------------------------------------------------------------------------------------------------
Intermagnetics General Corp. 1                                                         544,200        16,739,592
-----------------------------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                                         200,000         6,958,000
-----------------------------------------------------------------------------------------------------------------
Symmetry Medical, Inc. 1                                                                19,400           456,676
-----------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                        210,000         8,448,300
                                                                                                    -------------
                                                                                                      59,623,994
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--9.9%
Amedisys, Inc. 1                                                                       224,600         8,260,788
-----------------------------------------------------------------------------------------------------------------
Chemed Corp.                                                                           400,000        16,352,000
-----------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                        175,000         7,852,250
-----------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                                            150,000         7,578,000
-----------------------------------------------------------------------------------------------------------------
PRA International 1                                                                    225,000         6,025,500
-----------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                          300,700        14,647,097
-----------------------------------------------------------------------------------------------------------------
SFBC International, Inc. 1                                                             193,100         7,459,453
-----------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1                                         165,200         8,603,616
-----------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                          230,000         8,167,300
                                                                                                    -------------
                                                                                                      84,946,004


2               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
DOV Pharmaceutical, Inc. 1                                                             501,600      $  9,359,856
-----------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                                  460,700         7,758,188
-----------------------------------------------------------------------------------------------------------------
NitroMed, Inc. 1                                                                       327,700         6,373,765
                                                                                                    -------------
                                                                                                      23,491,809

INDUSTRIALS--7.9%
-----------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Aviall, Inc. 1                                                                         150,000         4,738,500
-----------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                   400,000         6,252,000
                                                                                                    -------------
                                                                                                      10,990,500
-----------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
Hub Group, Inc., Cl. A 1                                                               200,000         5,010,000
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.7%
CRA International, Inc. 1                                                              223,500        12,035,475
-----------------------------------------------------------------------------------------------------------------
Laureate Education, Inc. 1                                                             130,000         6,221,800
-----------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                           224,900         5,224,427
                                                                                                    -------------
                                                                                                      23,481,702
-----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.8%
Energy Conversion Devices, Inc. 1                                                      350,000         7,833,000
-----------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                      250,000         5,305,869
-----------------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                                                334,500         2,150,835
                                                                                                    -------------
                                                                                                      15,289,704
-----------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Joy Global, Inc.                                                                       192,600         6,469,434
-----------------------------------------------------------------------------------------------------------------
MARINE--0.7%
UTI Worldwide, Inc.                                                                     81,400         5,667,068

INFORMATION TECHNOLOGY--36.2%
-----------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Airspan Networks, Inc. 1                                                               348,200         1,932,510
-----------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                    276,900        13,079,372
-----------------------------------------------------------------------------------------------------------------
Orckit Communications Ltd. 1                                                           200,000         5,292,000
-----------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                                      362,200        13,169,592
                                                                                                    -------------
                                                                                                      33,473,474
-----------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.3%
Avid Technology, Inc. 1                                                                188,100        10,021,968
-----------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                                   364,500         6,987,465
-----------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                         500,000         2,600,000
                                                                                                    -------------
                                                                                                      19,609,433
-----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.7%
Aeroflex, Inc. 1                                                                       659,400         5,538,960
-----------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                                                     36,700           814,373
-----------------------------------------------------------------------------------------------------------------
Cogent, Inc. 1                                                                         237,100         6,769,205
-----------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                                                   500,000        14,920,000
-----------------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                          154,500         6,903,060
-----------------------------------------------------------------------------------------------------------------


3               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Trimble Navigation Ltd. 1                                                              356,200      $ 13,881,114
                                                                                                    -------------
                                                                                                      48,826,712
-----------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--7.8%
Aladdin Knowledge Systems Ltd. 1                                                       320,800         6,589,232
-----------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                  407,700        12,944,475
-----------------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                                        612,100         6,984,061
-----------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                                                      360,000        11,854,800
-----------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                       126,400         4,353,216
-----------------------------------------------------------------------------------------------------------------
Netease.com, Inc., ADR 1                                                               106,400         6,076,504
-----------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1                                                               435,000         7,134,000
-----------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                       370,100        10,644,076
                                                                                                    -------------
                                                                                                      66,580,364
-----------------------------------------------------------------------------------------------------------------
IT SERVICES--5.3%
Cognizant Technology Solutions Corp. 1                                                  85,200         4,015,476
-----------------------------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                                              475,000        13,808,250
-----------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                  280,000        18,984,000
-----------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                       240,200         8,339,744
                                                                                                    -------------
                                                                                                      45,147,470
-----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.5%
ATI Technologies, Inc. 1                                                               507,900         6,018,615
-----------------------------------------------------------------------------------------------------------------
Exar Corp. 1                                                                           338,100         5,034,309
-----------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                   617,000         6,632,750
-----------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                      545,800        10,261,040
-----------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp.                                                                 845,600         3,889,760
-----------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                                           1,061,900         7,826,203
-----------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                           203,300         6,792,253
                                                                                                    -------------
                                                                                                      46,454,930
-----------------------------------------------------------------------------------------------------------------
SOFTWARE--5.7%
Activision, Inc. 1                                                                     200,000         3,304,000
-----------------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1                                                        193,300         2,893,701
-----------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                                             100,000         4,024,000
-----------------------------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                                         100,000         4,039,000
-----------------------------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                                                     318,600        12,176,892
-----------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                            196,300         7,530,068
-----------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                             720,400        11,295,872
-----------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                                                204,500         3,728,035
                                                                                                    -------------
                                                                                                      48,991,568
                                                                                                    -------------
Total Common Stocks (Cost $714,321,103)                                                              833,310,332

-----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.:
$2.50 Cv., Series D, Vtg. 1,2                                                        1,200,000                --
Sr. Exchangeable, Series E, Vtg. 1,2                                                   800,000                --


4               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------
Sr. Exchangeable, Series F, Vtg. 1,2                                                   200,000      $         --
                                                                                                    -------------
Total Preferred Stocks (Cost $8,900,000)                                                                      --

                                                                                         UNITS
-----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2 (Cost $0)                          123,908           430,828

                                                                                     PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.6%
-----------------------------------------------------------------------------------------------------------------
Undivided interest of 1.28% in joint repurchase agreement (Principal
Amount/Value $1,064,446,000, with a maturity value of $1,064,540,617) with UBS
Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $13,646,213 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a
value of $1,087,273,837 (Cost $13,645,000)                                         $13,645,000        13,645,000
-----------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $736,866,103)                                           99.2%      847,386,160
-----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                            0.8         6,663,303
                                                                                   ------------------------------
Net Assets                                                                               100.0%     $854,049,463
                                                                                   ==============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2005 was $1,126,850, which represents 0.13% of the Fund's net assets, all of which is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $739,138,878
                                                      =============

Gross unrealized appreciation                         $142,464,792
Gross unrealized depreciation                          (34,217,510)
                                                      -------------
Net unrealized appreciation                           $108,247,282
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by


5               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid or


6               |               Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  June 30, 2005/Unaudited
--------------------------------------------------------------------------------

restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:

                                                                                               UNREALIZED
                                     ACQUISITION                       VALUATION AS OF       APPRECIATION
SECURITY                                   DATES               COST      JUNE 30, 2005     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,
$2.50 Cv., Series D, Vtg.                3/31/95        $ 3,000,000         $       --        $(3,000,000)

Candescent Technologies Corp.,
Sr. Exchangeable, Series E, Vtg.         4/24/96          4,400,000                 --         (4,400,000)

Candescent Technologies Corp.,
Sr. Exchangeable, Series F, Vtg.         6/11/97          1,500,000                 --         (1,500,000)

Discovery Laboratories, Inc.
Wts., Exp. 9/20/10                       6/18/03                 --            430,828            430,828

VaxGen, Inc.                            11/19/04            999,977            696,022           (303,955)
                                                        --------------------------------------------------
                                                        $ 9,899,977         $1,126,850        $(8,773,127)
                                                        ==================================================


7               |               Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/John V. Murphy
     -----------------------
        John V. Murphy
        Principal Executive Officer

Date:  August 10, 2005

By:  /s/Brian W. Wixted
     -----------------------
        Brian W. Wixted
        Principal Financial Officer

Date:  August 10, 2005